CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Revenues	¥ 12,927	$ 1,879	¥ 870	¥ 481
Operating expenses
General and administrative	32,147	4,673	36,094	32,974
Interest expense	(22,787)	(3,312)	(9,006)	(7,607)
Loss before income taxes	(152,790)	(22,209)	(121,841)	(73,038)
Income tax (expense) benefits
Net loss	(152,790)	(22,209)	(106,261)	(76,833)
Other comprehensive loss
Foreign currency translation difference	(3,315)	(482)	(7,644)	(4,124)
Total comprehensive loss	(156,978)	(22,818)	(83,318)	(69,702)
Parent Company [Member]
Revenues	0	0	0	204
Operating expenses
General and administrative	(5,147)	(748)	(3,016)	(16,035)
Loss from operations	(5,147)	(748)	(3,016)	(15,831)
Equity method loss	(148,514)	(21,589)	(72,491)	(49,009)
Interest expense	(2)	0	(167)	(738)
Loss before income taxes	(153,663)	(22,337)	(75,674)	(65,578)
Income tax (expense) benefits
Income tax expense	0	0	0	0
Net loss	(153,663)	(22,337)	(75,674)	(65,578)
Other comprehensive loss
Foreign currency translation difference	(3,315)	(482)	(7,644)	(4,124)
Total comprehensive loss	¥ (156,978)	$ (22,819)	¥ (83,318)	¥ (69,702)